Tangible Assets - Investment property (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Investment property
Fair value of investment property	€ 1,076	$ 1,825	$ 2,452
Gross unrealized gains	€ 103	$ 262	$ 128